Note 13 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Successor
August 22, through December 31, 2020
Net income (loss) attributable to common stockholders	$(16,429)
Participating share-based earnings (a)	-
Basic and diluted net income (loss) attributable to common stockholders	$(16,429)

Basic weighted average shares outstanding	91,629
Dilution attributable to stock-based compensation awards	-
Diluted weighted average shares outstanding	91,629